Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Entity Information [Abstract]
Entity Registrant Name	GLOBUS MARITIME LTD
Entity Central Index Key	0001499780
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding	5,227,159
Entity Address Country	MH
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares, par value $0.004 per share
Trading Symbol	GLBS
Security Exchange Name	NASDAQ